CASH AND RESTRICTED CASH (Tables)	9 Months Ended
Sep. 30, 2019
CASH AND RESTRICTED CASH
Schedule of reconciliation of cash and restricted cash in the consolidated balance sheets to the amounts in the consolidated statements of cash flows

	As at	As at
	December 31,	September 30,
	2018	2019

Cash	2,161,622	5,752,790
Restricted cash - current assets	87	—
Restricted cash - non-current assets	123,039	109,049

Total cash and restricted cash shown in the condensed consolidated statements of cash flows	2,284,748	5,861,839